Shareholder Report	12 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000204431
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income ETF
Trading Symbol	AFIF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anfield Universal Fixed Income ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099. You can also request this information by contacting us at 949.891.0600.
Additional Information Phone Number	949.891.0600
Additional Information Website	https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield Universal Fixed Income ETF	$116	1.11%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 17, 2018)
Anfield Universal Fixed Income ETF - NAV	9.49%	1.91%	1.71%
Anfield Universal Fixed Income ETF - Market Price	10.00%	1.85%	1.73%
ICE BofA SOFR Overnight Rate Index	5.56%	2.24%	2.26%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	5.71%	1.44%	1.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 104,117,484	$ 104,117,484
Holdings Count | Holding	275	275
Advisory Fees Paid, Amount	$ 794,563
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$104,117,484
Number of Portfolio Holdings	275
Advisory Fee	$794,563
Portfolio Turnover	49%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	18.1%
Collateralized Mortgage Obligations	9.4%
Corporate Bonds	55.7%
Term Loans	11.9%
U.S. Government & Agencies	4.9%